Discontinued Operations and Disposal Groups Balance Sheet (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 178,000
Deconsolidation, Gain (Loss), Amount	58,684	$ 0		$ 0
Disposal Group, Including Discontinued Operations, Unrecognized Gain On Sale Of Vessels	84,800
Net income attributable to the shareholders of Teekay Corporation		150,641	$ 78,407	7,806
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	26,200
(Loss) income from discontinued operations (note 21)	$ (20,276)	0	(20,276)	274,095
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	(Loss) income from discontinued operations (note 21)
Teekay Tankers
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income attributable to the shareholders of Teekay Corporation		146,762	56,229	(67,585)
Increase Decrease in Net Income Loss Attributable To Noncontrolling Interest, , Realized Gain Loss on Sale of Vessels Previously Deferred			10,600	(1,800)
Increase Decrease in Net Income Loss Attributable to Controlling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred		$ 0	$ 10,600	$ (1,800)